Warrants, Options, Equity Incentive Plan and Stock Issuances (Details 4) (USD $)	6 Months Ended	12 Months Ended
	Jul. 12, 2011	Dec. 31, 2013
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		30,000
Expected Term	3 years
07/14/11 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		15,000
Stock Price on Measurement Date		$ 32.00
Exercise Price		$ 32.00
Expected Term		10 years
Expected Volatility		287.00%
Dividend Yield		0.00%
Risk Free Rate		2.98%
07/26/11 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		5,000
Stock Price on Measurement Date		$ 34.50
Exercise Price		$ 34.50
Expected Term		10 years
Expected Volatility		285.00%
Dividend Yield		0.00%
Risk Free Rate		2.99%
08/15/11 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		5,000
Stock Price on Measurement Date		$ 22.50
Exercise Price		$ 22.50
Expected Term		10 years
Expected Volatility		284.00%
Dividend Yield		0.00%
Risk Free Rate		2.29%
05/24/12 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		5,000
Stock Price on Measurement Date		$ 7.00
Exercise Price		$ 7.00
Expected Term		10 years
Expected Volatility		187.00%
Dividend Yield		0.00%
Risk Free Rate		1.77%